Income Tax	6 Months Ended	12 Months Ended
	Sep. 30, 2023	Mar. 31, 2023
Income Tax [Abstract]
INCOME TAX

NOTE 16 — INCOME TAX

Cayman Islands.    Under the current laws of the Cayman Islands, YS Group is not subject to tax on income or capital gains. In addition, upon payments of dividends by YS Group to its shareholders, no Cayman Islands withholding tax is imposed.

Hong Kong.    Under the Hong Kong tax laws, Yisheng Hong Kong, as a holding company, is exempted from profit tax on its foreign-sourced income and there are no withholding taxes in Hong Kong on remittance of dividends.

Singapore.    Yisheng Singapore, a subsidiary incorporated in Singapore, files separate income tax returns in Singapore at the statutory income tax rate of 17%.

China.    Under the Enterprise Income Tax (“EIT”) Law of the PRC, domestic enterprises and Foreign Investment Enterprises (the “FIE”) are usually subject to a unified 25% EIT rate while preferential tax rates, tax holidays, and even tax exemption may be granted on case-by-case basis. The PRC tax authorities grant preferential tax treatment to High and New Technology Enterprises (“HNTEs”). Under this preferential tax treatment, HNTEs are entitled to an income tax rate of 15%, subject to a requirement that they re-apply for HNTE status every three years. Since Liaoning Yisheng and Beijing Yisheng were approved as an HNTE in December 2021 and Decembber 2022, Liaoning Yisheng and Beijing Yisheng are entitled to a reduced income tax rate of 15% and is able to enjoy the reduced income tax rate in the next three years.

United States.    US Yisheng, a subsidiary incorporated in Maryland, United States is subject to statutory federal corporate income tax at 21% and state income tax at 8.25%.

Philippines.    The subsidiary incorporated in Philippines is subject to income tax at 20%.

The provision for income tax consisted only of deferred tax.

The following table reconciles the statutory rate to YS Group’s effective tax rate:

	Six Months Ended September 30,
	2022	2023
	(Unaudited)	(Unaudited)
PRC statutory income tax rate	25.00%	25%
Effect of different tax rates in different jurisdictions	(182.62)%	(14.93)%
Effect of PRC preferential tax rate	(100.49)%	3.93%
Effect of R&D expenses deduction and other	80.56%	11.94%
Temporary differences*	5.03%	(0.71)%
Change in valuation allowance	177.88%	(25.70)%
Effective tax rate	5.36%	(0.47)%

____________

*        Temporary differences primarily are for impairment of inventories, property, plant and equipment and government grants.

Net deferred tax assets as of September 30, 2023 and March 31, 2023, consist of the following:

	March 31, 2023	September 30, 2023	September 30, 2023
	(RMB)	(RMB)	(US$)
		(Unaudited)	(Unaudited)
Deferred tax assets:
Write-down of inventories to net realizable value	716,917	1,443,851	$201,099
Impairment of property, plant and building	1,769,405	1,638,378	228,193
Deferred government grants	3,296,223	3,124,045	435,116
Losses available for offsetting against future taxable profits	39,366,020	39,366,020	10,792,055
Less: valuation allowance	(39,366,020)	(39,366,020)	(10,792,055)
Total deferred tax assets, net	5,782,545	6,206,274	864,408
Deferred tax liabilities:
Fair value adjustments arising from historical acquisition of subsidiaries	(3,876,964)	(3,480,340)	(484,741)
Total deferred tax liabilities	(3,876,964)	(3,480,340)	(484,741)
Net deferred tax asset	1,905,581	2,725,934	$379,667

In assessing the realizability of the net DTA, YS Group considers all relevant positive and negative evidence in determining whether it is more likely than not that some portion or all of the deferred income tax assets will not be realized. The realization of the gross DTA is dependent on several factors, including the generation of sufficient taxable income in the future. Based upon an assessment of the level of historical taxable income and projections for future taxable income over the periods in which the DTA are deductible or can be utilized. The amount of the DTA is considered unrealizable because it is more likely than not that YS Group will not generate sufficient future taxable income to utilize this portion of the net operating loss.

Uncertain tax positions

There were no uncertain tax positions as of September 30, 2023 and March 31, 2023 and management does not anticipate any potential future adjustments which would result in a material change to its tax positions.

NOTE 17 — INCOME TAX

Cayman Islands.    Under the current laws of the Cayman Islands, YS Group is not subject to tax on income or capital gains. In addition, upon payments of dividends by YS Group to its shareholders, no Cayman Islands withholding tax is imposed.

Hong Kong.    Under the Hong Kong tax laws, Yisheng Hong Kong, as a holding company, is exempted from profit tax on its foreign-sourced income and there are no withholding taxes in Hong Kong on remittance of dividends.

Singapore.    Yisheng Singapore, a subsidiary incorporated in Singapore, files separate income tax returns in Singapore at the statutory income tax rate of 17%.

China.    Under the Enterprise Income Tax (“EIT”) Law of the PRC, domestic enterprises and Foreign Investment Enterprises (the “FIE”) are usually subject to a unified 25% EIT rate while preferential tax rates, tax holidays, and even tax exemption may be granted on case-by-case basis. The PRC tax authorities grant preferential tax treatment to High and New Technology Enterprises (“HNTEs”). Under this preferential tax treatment, HNTEs are entitled to an income tax rate of 15%, subject to a requirement that they re-apply for HNTE status every three years. Since Liaoning Yisheng was approved as an HNTE in December 2021, Liaoning Yisheng is entitled to a reduced income tax rate of 15% and is able to enjoy the reduced income tax rate in the next three years.

United States.    US Yisheng, a subsidiary incorporated in Maryland, United States is subject to statutory federal corporate income tax at a rate of 21% and state income tax at a rate of 8.25%.

The provision for income tax consisted only of deferred tax.

The following table reconciles the statutory rate to YS Group’s effective tax rate:

	Years Ended March 31,
	2021	2022	2023
PRC statutory income tax rate	25.00%	25.00%	25.00%
Effect of different tax rates in different jurisdictions	(20.56)%	(18.26)%	(36.00)%
Effect of PRC preferential tax rate	(0.77)%	4.56%	8.72%
Effect of research and development expenses deduction and others	7.8%	33.2%	25.50%
Temporary differences*	10.01%	4.88%	0.79%
Change in valuation allowance	(11.49)%	(44.47)%	(23.23)%
Effective tax rate	9.99%	4.91%	0.78%

*        Temporary differences primarily relate to impairment of inventories, property, plant and equipment and government grants.

Net deferred tax assets as of March 31, 2022 and 2023, consist of the following key components:

	As of March 31,
	2022	2023	2023
	(RMB)	(RMB)	(US$)
Deferred tax assets:
Write-down of inventories to net realizable value	825,454	716,917	$104,329
Impairment of property, plant and building	2,031,460	1,769,405	257,492
Deferred government grants	4,852,383	3,296,223	479,681
Losses available for offsetting against future taxable profits	58,257,270	39,366,020	5,728,716
Less: valuation allowance	(58,257,270)	(39,366,020)	(5,728,716)
Total deferred tax assets, net	7,709,297	5,782,545	841,502
Deferred tax liabilities:
Fair value adjustments arising from historical acquisition of subsidiaries	(4,670,213)	(3,876,964)	(564,193)
Total deferred tax liabilities	(4,670,213)	(3,876,964)	(564,193)
Net deferred tax asset	3,039,084	1,905,581	$277,309

In assessing the realizability of the net deferred tax assets, YS Group considers all relevant positive and negative evidence in determining whether it is more likely than not that some portion or all of the deferred income tax assets will not be realized. The realization of the gross deferred tax assets is dependent on several factors, including the generation of sufficient taxable income in the future. Based upon an assessment of the level of historical taxable income and projections for future taxable income over the periods in which the deferred tax assets are deductible or can be utilized. The amount of the deferred tax asset is considered unrealizable because it is more likely than not that YS Group will not generate sufficient future taxable income to utilize this portion of the net operating loss.

Uncertain tax positions

There were no uncertain tax positions as of March 31, 2022 and 2023 and management does not anticipate any potential future adjustments which would result in a material change to its tax positions.